CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.16%)
Education (37.62%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,866,224
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	556,590
4.000%, 12/01/2034	250,000	250,377
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	392,863
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	918,212
3.000%, 09/01/2035	510,000	460,227
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	681,394
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	702,517
4.000%, 09/01/2031	500,000	506,675
Butler County Unified School District No. 394 Rose Hill, General Obligation Unlimited Bonds
5.000%, 09/01/2036	500,000	541,544
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,001,872
4.000%, 09/01/2036	500,000	491,493
Dekalb County Central School Building Corp., Revenue Bonds
5.000%, 07/15/2033	500,000	548,278
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	773,369
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,515,015
4.000%, 09/01/2033	500,000	500,105
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	550,807
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,514,550
5.000%, 09/01/2027	800,000	821,322
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,175,499
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	677,464
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	150,498
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	941,442
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	695,177
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	504,239

	Principal Amount	Value (Note 2)
Education (continued)
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$400,000	$406,024
4.000%, 09/01/2033	1,000,000	1,002,942
4.000%, 09/01/2035	1,000,000	999,182
5.000%, 09/01/2030	1,000,000	1,026,536
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,473,207
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,193,371
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	681,381
4.000%, 09/01/2031	1,000,000	1,007,862
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	425,000	431,526
5.000%, 10/01/2041	500,000	532,635
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	142,470
4.000%, 09/01/2033	100,000	100,842
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	557,867
2.000%, 06/01/2032	1,000,000	850,672
3.000%, 05/01/2030	450,000	444,971
3.500%, 05/01/2033	500,000	487,355
Larimer County School District No. R-1 Poudre, General Obligation Unlimited Bonds
4.000%, 12/15/2032	750,000	761,513
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,015,132
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	677,721
4.000%, 09/01/2036	465,000	454,654
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	331,239
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	456,568
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	750,233
Racine Unified School District, General Obligation Unlimited Bonds
5.000%, 04/01/2042	820,000	848,925
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	782,485
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,253,605
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	808,061
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	537,220
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	759,897
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	353,067
4.000%, 11/01/2034	425,000	427,677
4.000%, 11/01/2035	635,000	638,508

	Principal Amount	Value (Note 2)
Education (continued)
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	$1,000,000	$1,024,682
4.000%, 09/01/2032	500,000	510,063
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2030	350,000	351,013
5.000%, 09/01/2031	500,000	501,326
Washburn University/Topeka, Revenue Bonds
5.000%, 07/01/2035	500,000	500,000
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	405,043
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2039	400,000	412,080
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,032,576
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	512,686
Total Education		46,182,570

General Obligation (39.01%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	331,923
4.000%, 12/01/2031	445,000	451,225
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,350
City of Albuquerque NM, General Obligation Unlimited Bonds
4.000%, 07/01/2039	700,000	693,772
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	776,455
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	945,458
City of Gardner, General Obligation Unlimited Bonds
4.250%, 10/01/2044	685,000	669,110
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	510,040
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	449,008
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	316,065
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,504,737
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	371,531
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	875,000	875,121
4.000%, 11/01/2031	400,000	411,713
5.000%, 11/01/2025	570,000	573,585
5.000%, 11/01/2036	1,000,000	1,099,850
5.000%, 11/01/2037	910,000	991,738
City of McKinney TX, General Obligation Limited Bonds
5.000%, 08/15/2039	1,075,000	1,160,204

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	$1,000,000	$945,651
4.000%, 10/01/2028	1,315,000	1,335,845
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	482,514
4.000%, 09/01/2038	475,000	478,823
4.000%, 09/01/2039	350,000	350,664
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	582,040
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,009
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	577,109
3.000%, 10/01/2036	680,000	602,244
City of Sedona AZ Excise Tax, Revenue Bonds
4.000%, 07/01/2041	805,000	760,484
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	425,533
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	828,716
City of Wamego, General Obligation Unlimited Bonds
5.000%, 03/01/2027	500,000	506,167
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,043,599
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	317,019
3.000%, 10/01/2030	720,000	705,661
4.000%, 06/01/2030	820,000	835,273
4.000%, 06/01/2035	750,000	770,575
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	710,485
County of Anoka MN, General Obligation Unlimited Bonds
4.000%, 02/01/2041	750,000	725,595
County of Douglas, General Obligation Unlimited Bonds
5.000%, 09/01/2042	875,000	923,499
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	418,802
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,127,120
4.000%, 09/01/2035	1,525,000	1,533,506
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	515,679
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	799,192
County of Somerset NJ, General Obligation Unlimited Bonds
4.000%, 01/15/2039	1,000,000	1,001,540
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	783,168
4.000%, 09/01/2029	650,000	657,918
4.000%, 09/01/2030	500,000	505,307
4.000%, 09/01/2031	1,500,000	1,514,167

	Principal Amount	Value (Note 2)
General Obligation (continued)
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	$950,000	$789,611
2.000%, 11/01/2034	975,000	786,790
4.000%, 11/01/2030	800,000	816,048
4.000%, 11/01/2031	1,100,000	1,118,879
5.000%, 05/01/2042	1,500,000	1,591,402
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	167,047
2.000%, 09/01/2034	225,000	182,549
2.000%, 09/01/2035	220,000	172,919
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	834,463
4.000%, 08/01/2029	685,000	698,142
4.000%, 08/01/2030	2,105,000	2,157,487
4.000%, 08/01/2032	1,000,000	1,019,248
5.000%, 08/01/2025	815,000	816,282
5.000%, 08/01/2031	1,000,000	1,112,332
Total General Obligation		47,883,988

Health Care (1.10%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,354,114

Public Services (1.38%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,161,265
3.000%, 09/01/2029	535,000	531,141
Total Public Services		1,692,406

Transportation (10.26%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	682,128
5.000%, 09/01/2032	500,000	539,316
5.000%, 09/01/2036	1,000,000	1,056,309
5.000%, 09/01/2037	1,000,000	1,050,776
5.000%, 09/01/2038	1,150,000	1,200,641
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	767,687
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,571,017
5.000%, 09/01/2031	3,020,000	3,145,830
5.000%, 09/01/2032	500,000	519,544
5.000%, 09/01/2034	2,000,000	2,066,671
Total Transportation		12,599,919

Utilities (8.79%)
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds
5.000%, 08/01/2027	500,000	510,646
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,224,137
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	560,366

	Principal Amount	Value (Note 2)
Utilities (continued)
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	$440,000	$311,607
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	444,741
2.000%, 07/01/2035	550,000	438,728
3.000%, 07/01/2030	675,000	660,928
3.000%, 07/01/2031	555,000	538,691
3.000%, 07/01/2032	745,000	711,704
3.000%, 07/01/2033	755,000	711,073
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,159,789
3.375%, 10/01/2039	1,000,000	880,092
Jordan Valley Water Conservancy District, Revenue Bonds
5.000%, 10/01/2044	730,000	757,001
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	223,465
3.000%, 09/01/2040	250,000	199,067
5.000%, 09/01/2031	1,350,000	1,361,933
5.000%, 09/01/2033	100,000	100,167
Total Utilities		10,794,135

TOTAL MUNICIPAL BONDS
(Cost $126,635,798)		120,507,132

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.73%)
Money Market Fund (3.73%)
First American Treasury Obligations Fund, Class X (4.229%, 7-Day Yield)	4,575,976	$4,575,976
Total Money Market Fund		4,575,976

TOTAL SHORT TERM INVESTMENTS
(Cost $4,575,976)		4,575,976

TOTAL INVESTMENTS (101.89%)
(Cost $131,211,774)		$125,083,108

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.89%)		(2,325,855)

NET ASSETS (100.00%)		$122,757,253

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments
June 30, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund is diversified, and its primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Fixed-Income Securities Risk: Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Credit Risk: Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Duration Risk: Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Interest Rate Risk: Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Prepayment Risk: Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Municipal Securities Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds: Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

●	Revenue Bonds: Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk: State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.